Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details) (Sounds Concept, Inc.)	12 Months Ended
Dec. 31, 2018
Estimated useful lives of property plant and equipment	5 years
Sound Concepts, Inc. [Member] | Computers [Member]
Estimated useful lives of property plant and equipment	3 years
Sound Concepts, Inc. [Member] | Furniture and Fixture [Member]
Estimated useful lives of property plant and equipment	5 years
Sound Concepts, Inc. [Member] | Machinery and Equipment [Member]
Estimated useful lives of property plant and equipment	5 years
Sound Concepts, Inc. [Member] | Software [Member]
Estimated useful lives of property plant and equipment	3 years
Sound Concepts, Inc. [Member] | Vehicles [Member]
Estimated useful lives of property plant and equipment	5 years
Sound Concepts, Inc. [Member] | Leasehold Improvements [Member]
Estimated useful lives of property plant and equipment	5 years